Income Taxes	12 Months Ended
Mar. 31, 2026
Income taxes [Abstract]
Income Taxes	Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive income (loss) or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income (loss) or equity, in which case the related deferred tax is also recognized in other comprehensive income (loss) or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (March 31, 2025 – 27.0%) to income (loss) before income tax for the following items:

	March 31, 2026	March 31, 2025
	$	$
Income (loss) before tax from continuing operations	(56,524)	31,295
Income (loss) before tax from discontinued operations	(73,866)	(25,060)
Income (loss) before tax	(130,390)	6,235
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery (expense)	35,205	(1,683)
Non-taxable (non-deductible) income (expenses)	(4,826)	(3,071)
Non-taxable (non-deductible) portion of capital items	3,165	3,620
Tax impact on divestitures	2,695	—
Difference in statutory tax rate	(751)	(2,400)
Effect of change in tax rates	(1,404)	1,530
Changes in deferred tax benefits not recognized	(38,821)	1,933
Change in tax legislation and other	(837)	(4,573)
Income tax expense	(5,574)	(4,644)
Effective tax rate	4%	(74)%
Income tax expense from continuing operations	(2,095)	(4,245)
Income tax expense from discontinued operations	(3,479)	(399)
	(5,574)	(4,644)

On May 23, 2023, the International Accounting Standards Board issued International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12, Income Taxes which clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development, including tax law that implements Qualified Domestic Minimum Top-up Taxes. The Company has adopted these amendments, however, they are not yet applicable for the current reporting year as the Company’s consolidated revenue is below the threshold of €750 million.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. Movements in deferred tax assets (liabilities) at March 31, 2026 and March 31, 2025 are comprised of the following:

	Balance, March 31, 2025	Discontinued operations	Recovered through (charged to) earnings	Reclass for liability for asset held for sale	Recovered through (charged to) other comprehensive income	Balance, March 31, 2026
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	28,276	1,075	(7,310)	(1,075)	70	21,036
Capital losses	327	59	—	(59)	—	327
Finance costs	564	18	(564)	(18)	—	—
Leases	5,345	869	(2,944)	(869)	38	2,439
Others	60	—	—	—	—	60
Total deferred tax assets	34,572	2,021	(10,818)	(2,021)	108	23,862

Deferred tax liabilities
Intangible assets	(8,641)	(59)	1,383	59	(157)	(7,415)
Property, plant and equipment	(18,534)	(5,509)	11,061	5,509	50	(7,423)
Inventory	(5,138)	—	(4,244)	—	178	(9,204)
Biological assets	777	—	2,485	—	—	3,262
Others	(714)	68	189	(68)	(99)	(624)
Total deferred tax liabilities	(32,250)	(5,500)	10,874	5,500	(28)	(21,404)

Net deferred tax assets (liabilities)	2,322	(3,479)	56	3,479	80	2,458

	Balance, March 31, 2024	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2025
	$	$	$	$	$
Deferred tax assets
Non-capital losses	23,740	4,293	243	—	28,276
Capital losses	56	271	—	—	327
Finance costs	64	500	—	—	564
Investment tax credit	—	—	—	—	—
Derivatives	—	—	—	—	—
Leases	6,238	(989)	96	—	5,345
Others	(109)	147	22	—	60
Total deferred tax assets	29,989	4,222	361	—	34,572

Deferred tax liabilities
Convertible debenture	—	—	—	—	—
Investment in associates	—	—	—	—	—
Intangible assets	(7,742)	(497)	(402)	—	(8,641)
Property, plant and equipment	(12,380)	(6,206)	52	—	(18,534)
Inventory	(5,709)	603	(32)	—	(5,138)
Biological assets	(4,863)	5,640	—	—	777
Others	(142)	(610)	38	—	(714)
Total deferred tax liabilities	(30,836)	(1,070)	(344)	—	(32,250)

Net deferred tax liabilities	(847)	3,152	17	—	2,322

Deferred tax assets (liabilities) as presented in the consolidated statements of financial position:

	March 31, 2026	March 31, 2025
	$	$
Deferred tax assets	2,458	4,219
Deferred tax liabilities	—	1,897
Net deferred tax assets (liabilities)	2,458	2,322

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2026	March 31, 2025
	$	$
Non-capital losses carried forward	1,096,422	1,293,859
Capital losses	184,022	182,749
Property, plant and equipment	209,086	579,392
Intangible assets	44,740	71,559
Goodwill	23,187	29,021
Marketable securities	23,224	23,224
Investment tax credits	1,611	6,696
Derivatives	5,155	4,393
Capital lease obligations	16,917	21,269
Other	11,919	18,003
	1,616,283	2,230,165
The Company has income tax loss carryforwards of approximately $1,170.3 million (March 31, 2025 – $1,376.5 million) which are predominately from Canada and if unused, will expire as follows:

Expiration year
$
2027 - 2031	210,927
2032 - 2036	197,109
2037 - 2041	528,595
2042 - 2046	105,281
Foreign Unlimited	128,346
1,170,258

The Company’s consolidated current tax provision relates to management’s assessment of the amount of tax payable on open tax positions where the liabilities remain to be agreed with the tax authorities in the jurisdictions to which the group operates. Uncertain tax items for which a provision of $5.2 million (year ended March 31, 2025 – $4.6 million) was recorded relate principally to retroactive changes in tax legislation regarding arrangements entered into by the Company. Due to the uncertainty associated with such tax items, there is a possibility that, on conclusion of open tax matters at a future date, the final outcome may differ significantly.